13. INCOME PER SHARE (Details Narrative)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Per Share Details Narrative
Shares excluded from diluted earnings	73,000	234,000	231,000